RESEARCH AND DEVELOPMENT - Disclosure of research and development expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Research And Development [Line Items]
Research and development expense	$ 1,180,010	$ 4,999,944	$ 12,180,938
Laboratory costs [Member]
Research And Development [Line Items]
Research and development expense	21,105	23,718	146,649
Novel drug development [Member]
Research And Development [Line Items]
Research and development expense	611,785	3,961,781	8,557,000
Patents and related payments [Member]
Research And Development [Line Items]
Research and development expense	101,615	92,500	73,645
Salary and subcontractors [Member]
Research And Development [Line Items]
Research and development expense	1,167,305	1,317,405	2,631,884
Share-based compensation [Member]
Research And Development [Line Items]
Research and development expense	298,117	(48,128)	771,760
Investment tax credits [Member]
Research And Development [Line Items]
Research and development expense	$ (1,019,917)	$ (347,332)	$ 0